Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000215087
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,052	$ 11,464	$ 10,682	$ 10,524	$ 10,614	$ 10,581	$ 10,411	$ 10,144	$ 10,028	$ 9,965	$ 10,000
C000024691
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 11,761	11,215	10,475	10,346	10,459	10,449	10,303	10,041	9,927	9,865	9,899
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597	10,000
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Account Value	$ 12,045	11,570	10,962	10,657	10,822	10,799	10,541	10,227	10,122	10,056	10,000
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Account Value	$ 12,045	$ 11,570	$ 10,962	$ 10,657	$ 10,822	$ 10,799	$ 10,541	$ 10,227	$ 10,122	$ 10,056	$ 10,000